FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
Amount contractually payable on debt securities held at fair value through profit or loss	£ 10,558	£ 11,503
Difference between the balance sheet carrying value and amount contractually payable on debt securities held at fair value through profit or loss	4,021	4,675
Increase in fair value measurement, liabilities	195
Losses before tax	£ 86	£ 75	£ 419